Tradr 2X Long LRCX Daily ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$6,063,217
TOTAL NET ASSETS — 100.0%	$6,063,217

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	Lam Research Corporation	Receive	5.40% (OBFR01* + 175bps)	At Maturity	9/23/2026	$9,376,926	$-	$2,117,070
TOTAL EQUITY SWAP CONTRACTS								$2,117,070

*	OBFR01 - Overnight Bank Funding Rate, 3.65% as of December 31, 2025.